INCOME TAX (Details 2) In Millions, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2014 Netherlands USD ($)	Dec. 31, 2014 Netherlands RUB
Operating loss carryforwards
Net operating loss carryforwards			$ 16.9	953.0
Benefit related to NOLs to be recorded in additional paid-in capital if and when realized			1.9	109.0
Benefit related to other tax effects to be recorded in additional paid-in capital if and when realized	$ 2.7	150.0